Vanguard® High-Yield Corporate Fund
Schedule of Investments (unaudited)
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (4.7%)
U.S. Government Securities (4.7%)
[1]	United States Treasury Note/Bond	2.500%	5/15/24	155,325	152,849
	United States Treasury Note/Bond	4.250%	12/31/24	39,000	38,494
	United States Treasury Note/Bond	1.750%	3/15/25	47,302	45,107
	United States Treasury Note/Bond	5.000%	8/31/25	3,288	3,281
[1,2]	United States Treasury Note/Bond	3.500%	9/15/25	23,200	22,533
	United States Treasury Note/Bond	4.000%	2/15/26	147,400	144,199
[1]	United States Treasury Note/Bond	3.750%	4/15/26	368,832	358,459
[2]	United States Treasury Note/Bond	3.625%	5/15/26	58,515	56,668
	United States Treasury Note/Bond	4.375%	8/15/26	15,000	14,784
	United States Treasury Note/Bond	4.625%	10/15/26	25,603	25,411
	United States Treasury Note/Bond	2.750%	7/31/27	7,015	6,506
	United States Treasury Note/Bond	1.250%	4/30/28	22,955	19,638
[2]	United States Treasury Note/Bond	1.250%	6/30/28	53,685	45,649
	United States Treasury Note/Bond	1.125%	8/31/28	25,371	21,316
	United States Treasury Note/Bond	4.375%	8/31/28	3,670	3,599
	United States Treasury Note/Bond	4.000%	2/28/30	10,719	10,180
	United States Treasury Note/Bond	3.500%	4/30/30	14,812	13,648
	United States Treasury Note/Bond	3.750%	6/30/30	2,714	2,534
	United States Treasury Note/Bond	4.000%	7/31/30	6,066	5,746
	United States Treasury Note/Bond	4.125%	8/31/30	1,500	1,431
	United States Treasury Note/Bond	4.500%	5/15/38	3,756	3,531
	United States Treasury Note/Bond	4.500%	8/15/39	32,320	29,967
	United States Treasury Note/Bond	3.250%	5/15/42	1,017	774
	United States Treasury Note/Bond	3.375%	8/15/42	2,454	1,898
	United States Treasury Note/Bond	3.875%	2/15/43	1,236	1,027
	United States Treasury Note/Bond	3.875%	5/15/43	18,707	15,527
	United States Treasury Note/Bond	3.125%	5/15/48	1,711	1,208
	United States Treasury Note/Bond	3.375%	11/15/48	382	282
	United States Treasury Note/Bond	3.625%	5/15/53	115	90
Total U.S. Government and Agency Obligations (Cost $1,076,371)					1,046,336
Corporate Bonds (87.5%)
Communications (14.8%)
[3,4]	Altice France SA	2.125%	2/15/25	16,315	15,990
[3]	Altice France SA	8.125%	2/1/27	18,300	15,464
[3]	Altice France SA	5.500%	1/15/28	23,540	17,491
[3]	Altice France SA	5.125%	7/15/29	96,845	66,342
[3]	Altice France SA	5.500%	10/15/29	24,250	16,734
[3,4]	Banijay Entertainment SASU	7.000%	5/1/29	14,790	15,402
[3]	Banijay Entertainment SASU	8.125%	5/1/29	29,875	29,270
	Belo Corp.	7.750%	6/1/27	24,745	24,351
	Belo Corp.	7.250%	9/15/27	11,942	11,400

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Cable One Inc.	4.000%	11/15/30	9,261	6,906
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	47,125	45,089
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/27	51,977	47,816
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	8,150	7,295
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	26,345	23,057
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	40,000	36,688
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	89,870	72,151
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	87,090	67,763
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.375%	3/1/31	48,650	45,975
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/32	4,325	3,376
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	136,793	104,683
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	6/1/33	16,820	12,548
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	1/15/34	27,600	19,927
[3]	Clear Channel Outdoor Holdings Inc.	9.000%	9/15/28	44,850	43,688
[3]	Clear Channel Worldwide Holdings Inc.	5.125%	8/15/27	16,225	14,414
[3]	CSC Holdings LLC	5.500%	4/15/27	19,220	16,048
[3]	CSC Holdings LLC	6.500%	2/1/29	11,610	9,168
[3]	CSC Holdings LLC	5.750%	1/15/30	3,350	1,759
[3]	CSC Holdings LLC	4.125%	12/1/30	74,628	50,002
[3]	CSC Holdings LLC	4.625%	12/1/30	5,275	2,667
[3]	CSC Holdings LLC	3.375%	2/15/31	71,240	45,633
[3]	CSC Holdings LLC	4.500%	11/15/31	99,190	65,524
[3]	CSC Holdings LLC	5.000%	11/15/31	26,470	13,583
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	35,135	30,767
	DISH DBS Corp.	5.875%	11/15/24	34,150	31,333
[3]	DISH DBS Corp.	5.250%	12/1/26	2,920	2,359
	DISH DBS Corp.	7.375%	7/1/28	38,315	21,530
[3]	DISH DBS Corp.	5.750%	12/1/28	40,625	29,044
	DISH DBS Corp.	5.125%	6/1/29	8,650	4,447
[3]	DISH Network Corp.	11.750%	11/15/27	44,270	43,847
	Embarq Corp.	7.995%	6/1/36	11,475	6,300
[3]	Frontier Communications Holdings LLC	5.875%	10/15/27	16,240	14,798
[3]	Frontier Communications Holdings LLC	5.000%	5/1/28	126,099	109,250
[3]	Frontier Communications Holdings LLC	6.750%	5/1/29	13,467	10,663
	Frontier Communications Holdings LLC	5.875%	11/1/29	42,213	31,794
[3]	Frontier Communications Holdings LLC	8.750%	5/15/30	1,460	1,391
[3]	Frontier Communications Holdings LLC	8.625%	3/15/31	28,915	27,199
[3]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/29	72,140	60,672
[3]	Iliad Holding SASU	6.500%	10/15/26	20,325	18,971
[3]	Iliad Holding SASU	7.000%	10/15/28	34,525	31,219
	Lamar Media Corp.	3.750%	2/15/28	30,000	26,788
	Lamar Media Corp.	4.875%	1/15/29	2,920	2,675
	Lamar Media Corp.	4.000%	2/15/30	75,500	63,811
	Lamar Media Corp.	3.625%	1/15/31	59,108	47,802
[3]	Level 3 Financing Inc.	3.400%	3/1/27	2,695	2,506
[3]	Level 3 Financing Inc.	3.625%	1/15/29	25,302	12,973
[3]	Level 3 Financing Inc.	3.875%	11/15/29	6,815	6,237
[3]	Level 3 Financing Inc.	10.500%	5/15/30	21,660	21,679
[3,4]	Lorca Telecom Bondco SA	4.000%	9/18/27	55,975	54,750
[3]	Match Group Holdings II LLC	4.625%	6/1/28	5,480	4,919
[3]	Match Group Holdings II LLC	4.125%	8/1/30	14,026	11,508
[3]	Match Group Holdings II LLC	3.625%	10/1/31	12,425	9,598
[3]	News Corp.	3.875%	5/15/29	33,192	28,419
[3]	Nexstar Media Inc.	4.750%	11/1/28	12,325	10,372
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	6.250%	6/15/25	32,550	32,132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	21,296	18,972
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.250%	1/15/29	10,100	8,231
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	77,418	62,463
	Paramount Global Inc.	6.250%	2/28/57	33,146	23,895
	Paramount Global Inc.	6.375%	3/30/62	33,700	24,659
[3]	ROBLOX Corp.	3.875%	5/1/30	92,140	74,752
[3]	Scripps Escrow II Inc.	3.875%	1/15/29	50,685	38,447
[3]	Scripps Escrow II Inc.	5.375%	1/15/31	14,680	9,101
[3]	Scripps Escrow Inc.	5.875%	7/15/27	27,830	20,811
[3]	Sirius XM Radio Inc.	3.125%	9/1/26	12,245	10,989
[3]	Sirius XM Radio Inc.	4.000%	7/15/28	35,170	29,898
[3]	Sirius XM Radio Inc.	4.125%	7/1/30	75,495	59,936
[3]	Sirius XM Radio Inc.	3.875%	9/1/31	49,535	37,265
	Sprint LLC	7.125%	6/15/24	35,947	36,140
	TEGNA Inc.	4.625%	3/15/28	14,555	12,607
	TEGNA Inc.	5.000%	9/15/29	48,200	40,471
	Telecom Italia Capital SA	6.375%	11/15/33	8,235	7,041
	Telecom Italia Capital SA	6.000%	9/30/34	22,450	18,471
	Telecom Italia Capital SA	7.200%	7/18/36	21,816	18,966
	Telecom Italia Capital SA	7.721%	6/4/38	22,295	19,694
[3]	Telecom Italia SpA	5.303%	5/30/24	14,055	13,818
[3]	Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	23,000	20,208
[3,4]	TMNL Holding BV	3.750%	1/15/29	33,365	30,375
[3]	Uber Technologies Inc.	7.500%	5/15/25	22,695	22,745
[3]	Uber Technologies Inc.	8.000%	11/1/26	14,270	14,377
[3]	Uber Technologies Inc.	7.500%	9/15/27	12,020	12,054
[3]	Uber Technologies Inc.	6.250%	1/15/28	10,000	9,638
[3]	Uber Technologies Inc.	4.500%	8/15/29	48,425	42,733
[3]	Univision Communications Inc.	5.125%	2/15/25	5,698	5,567
[3]	Univision Communications Inc.	8.000%	8/15/28	9,420	8,912
[3]	Univision Communications Inc.	7.375%	6/30/30	315	278
[3]	UPC Broadband Finco BV	4.875%	7/15/31	67,944	53,945
[3]	UPC Holding BV	5.500%	1/15/28	87,652	76,601
[3]	Videotron Ltd.	5.375%	6/15/24	7,848	7,807
[5]	Videotron Ltd.	5.625%	6/15/25	9,725	6,879
[3]	Videotron Ltd.	5.125%	4/15/27	28,240	26,604
[3,5]	Videotron Ltd.	3.625%	6/15/28	97,435	60,486
[3]	Videotron Ltd.	3.625%	6/15/29	77,456	65,356
[3]	Virgin Media Secured Finance plc	5.500%	5/15/29	43,280	38,319
[3]	Virgin Media Secured Finance plc	4.500%	8/15/30	42,595	35,107
[3,6]	Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/28	37,010	37,532
[3]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	38,325	32,600
[3]	Vmed O2 UK Financing I plc	4.250%	1/31/31	94,695	74,664
[3]	VZ Secured Financing BV	5.000%	1/15/32	58,570	44,507
[3,4]	WMG Acquisition Corp.	2.750%	7/15/28	18,490	17,721
[3]	WMG Acquisition Corp.	3.875%	7/15/30	58,405	48,708
[3]	WMG Acquisition Corp.	3.000%	2/15/31	62,070	48,225
[3]	Zayo Group Holdings Inc.	4.000%	3/1/27	2,425	1,825
[3]	Ziggo BV	4.875%	1/15/30	66,840	53,456
					3,263,813
Consumer Discretionary (16.4%)
[3]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	44,747	39,984
[3]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	8,000	7,204
[3]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	45,540	39,040
[3]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	133,629	109,529

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Adient Global Holdings Ltd.	4.875%	8/15/26	14,507	13,509
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	30,213	27,139
[3]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	53,730	44,791
	Asbury Automotive Group Inc.	4.500%	3/1/28	22,880	20,312
[3]	Asbury Automotive Group Inc.	4.625%	11/15/29	17,900	15,130
	Asbury Automotive Group Inc.	4.750%	3/1/30	11,463	9,702
[3]	Asbury Automotive Group Inc.	5.000%	2/15/32	26,865	21,826
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	6.625%	1/15/28	3,335	3,054
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	8/1/29	5,580	4,523
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/30	34,479	26,914
	Bath & Body Works Inc.	6.694%	1/15/27	17,487	16,921
	Bath & Body Works Inc.	5.250%	2/1/28	1,550	1,428
[3]	Bath & Body Works Inc.	6.625%	10/1/30	37,375	34,438
	Bath & Body Works Inc.	6.875%	11/1/35	5,565	4,910
	Bath & Body Works Inc.	6.750%	7/1/36	700	605
[3]	Beacon Roofing Supply Inc.	4.125%	5/15/29	17,978	15,095
[3]	Beacon Roofing Supply Inc.	6.500%	8/1/30	14,745	14,086
	Boyd Gaming Corp.	4.750%	12/1/27	121,735	111,038
[3]	Boyd Gaming Corp.	4.750%	6/15/31	6,005	4,988
[3]	Boyne USA Inc.	4.750%	5/15/29	5,755	5,017
[3]	Builders FirstSource Inc.	5.000%	3/1/30	5,000	4,373
[3]	Builders FirstSource Inc.	4.250%	2/1/32	28,500	22,687
[3]	Caesars Entertainment Inc.	6.250%	7/1/25	120,550	118,639
[3]	Caesars Entertainment Inc.	8.125%	7/1/27	74,280	73,561
[3]	Caesars Entertainment Inc.	4.625%	10/15/29	41,390	34,039
[3]	Caesars Entertainment Inc.	7.000%	2/15/30	102,010	98,186
[3]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	64,437	63,488
[3]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	8,770	8,189
[3]	Carnival Corp.	7.625%	3/1/26	14,950	14,524
[3]	Carnival Corp.	5.750%	3/1/27	22,955	20,488
[3]	Carnival Corp.	9.875%	8/1/27	10,645	11,093
[3]	Carnival Corp.	4.000%	8/1/28	105,830	92,115
[3]	Carnival Corp.	6.000%	5/1/29	139,330	117,657
[3]	Carnival Corp.	7.000%	8/15/29	10,405	10,197
[3]	Carnival Corp.	10.500%	6/1/30	41,275	41,826
[3]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	13,530	14,427
[3]	CDI Escrow Issuer Inc.	5.750%	4/1/30	34,716	31,072
	Cedar Fair LP	5.250%	7/15/29	54,526	47,006
[3]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.500%	5/1/25	10,480	10,278
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	28,965	26,824
	Century Communities Inc.	6.750%	6/1/27	9,993	9,643
[3]	Century Communities Inc.	3.875%	8/15/29	34,362	27,742
[3]	Churchill Downs Inc.	5.500%	4/1/27	4,267	4,012
[3]	Churchill Downs Inc.	4.750%	1/15/28	11,690	10,497
[3]	Churchill Downs Inc.	6.750%	5/1/31	4,860	4,538
[3]	Cinemark USA Inc.	8.750%	5/1/25	2,082	2,104
[3]	Cinemark USA Inc.	5.875%	3/15/26	7,325	6,983
[3]	Cinemark USA Inc.	5.250%	7/15/28	33,730	29,365
[3,4]	Cirsa Finance International Sarl	4.500%	3/15/27	7,990	7,648
[3]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	30,723	30,045
[3]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	33,237	32,748
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/28	28,505	27,725
	Dana Inc.	5.625%	6/15/28	3,718	3,369
	Dana Inc.	4.500%	2/15/32	3,215	2,517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ford Motor Co.	4.346%	12/8/26	2,205	2,078
	Ford Motor Co.	9.625%	4/22/30	2,271	2,533
	Ford Motor Co.	3.250%	2/12/32	62,840	47,364
	Ford Motor Credit Co. LLC	3.370%	11/17/23	16,305	16,286
	Ford Motor Credit Co. LLC	3.810%	1/9/24	5,000	4,975
	Ford Motor Credit Co. LLC	5.584%	3/18/24	5,000	4,976
	Ford Motor Credit Co. LLC	4.134%	8/4/25	9,450	9,011
	Ford Motor Credit Co. LLC	3.375%	11/13/25	16,070	14,994
	Ford Motor Credit Co. LLC	4.389%	1/8/26	4,800	4,549
	Ford Motor Credit Co. LLC	6.950%	3/6/26	15,000	15,044
	Ford Motor Credit Co. LLC	2.700%	8/10/26	68,085	61,074
	Ford Motor Credit Co. LLC	4.950%	5/28/27	5,790	5,427
	Ford Motor Credit Co. LLC	2.900%	2/16/28	2,880	2,449
	Ford Motor Credit Co. LLC	6.800%	5/12/28	33,727	33,642
	Ford Motor Credit Co. LLC	7.350%	3/6/30	11,730	11,793
[3]	Gap Inc.	3.625%	10/1/29	21,580	16,508
[3]	Gap Inc.	3.875%	10/1/31	19,660	14,165
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	15,395	15,591
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	26,270	22,620
	Goodyear Tire & Rubber Co.	5.250%	7/15/31	16,230	13,217
	Griffon Corp.	5.750%	3/1/28	11,490	10,378
[3]	Hanesbrands Inc.	4.875%	5/15/26	93,794	86,221
[3]	Hanesbrands Inc.	9.000%	2/15/31	21,155	19,670
[3]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	9,746	9,348
[3]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	13,415	11,562
[3]	Hilton Domestic Operating Co. Inc.	4.000%	5/1/31	1,945	1,607
[3]	Hilton Domestic Operating Co. Inc.	3.625%	2/15/32	15,280	12,078
	KB Home	4.800%	11/15/29	15,825	13,712
	KB Home	7.250%	7/15/30	5,000	4,799
	KB Home	4.000%	6/15/31	38,745	30,388
[3]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/27	24,360	23,085
[3]	Light & Wonder International Inc.	7.000%	5/15/28	20,020	19,542
[3]	Lithia Motors Inc.	4.625%	12/15/27	66,275	59,842
[3]	Lithia Motors Inc.	3.875%	6/1/29	7,615	6,301
[3]	Lithia Motors Inc.	4.375%	1/15/31	22,880	18,528
[3]	Live Nation Entertainment Inc.	4.875%	11/1/24	14,775	14,487
[3]	Live Nation Entertainment Inc.	3.750%	1/15/28	8,085	7,101
[3]	Masonite International Corp.	5.375%	2/1/28	8,715	8,027
[3]	Mattel Inc.	3.375%	4/1/26	26,200	24,254
[3]	Mattel Inc.	5.875%	12/15/27	7,134	6,841
[3]	Melco Resorts Finance Ltd.	4.875%	6/6/25	16,555	15,627
[3]	Melco Resorts Finance Ltd.	5.250%	4/26/26	5,370	4,927
[3]	Melco Resorts Finance Ltd.	5.375%	12/4/29	26,050	20,705
[3]	Meritage Homes Corp.	3.875%	4/15/29	10,874	9,142
	MGM Resorts International	6.750%	5/1/25	10,080	10,023
	MGM Resorts International	5.750%	6/15/25	55,431	54,232
[3]	Michaels Cos. Inc.	5.250%	5/1/28	45,085	32,470
[3]	Michaels Cos. Inc.	7.875%	5/1/29	23,475	13,091
[3]	NCL Corp Ltd.	8.375%	2/1/28	41,980	41,482
[3]	NCL Corp. Ltd.	8.125%	1/15/29	21,835	21,346
[3]	NCL Corp. Ltd.	7.750%	2/15/29	20,930	18,264
	Newell Brands Inc.	5.200%	4/1/26	15,191	14,333
	Newell Brands Inc.	6.375%	9/15/27	28,229	26,439
	Newell Brands Inc.	6.625%	9/15/29	8,241	7,588
[3]	Nissan Motor Co. Ltd.	4.810%	9/17/30	6,218	5,289
[3]	Ontario Gaming GTA LP	8.000%	8/1/30	8,960	8,793
[3]	Openlane Inc.	5.125%	6/1/25	10,007	9,668

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	PetSmart Inc. / PetSmart Finance Corp.	4.750%	2/15/28	55,391	49,010
[3]	PetSmart Inc. / PetSmart Finance Corp.	7.750%	2/15/29	7,215	6,646
[3]	Royal Caribbean Cruises Ltd.	4.250%	7/1/26	11,360	10,454
[3]	Royal Caribbean Cruises Ltd.	5.500%	8/31/26	96,080	90,816
[3]	Royal Caribbean Cruises Ltd.	5.375%	7/15/27	19,070	17,576
[3]	Royal Caribbean Cruises Ltd.	11.625%	8/15/27	26,350	28,582
[3]	Royal Caribbean Cruises Ltd.	5.500%	4/1/28	25,440	23,198
[3]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	62,245	63,847
[3]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	5,030	5,258
[3]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	5,210	5,149
	Sands China Ltd.	5.375%	8/8/25	25,700	24,850
	Sands China Ltd.	5.650%	8/8/28	39,885	36,837
	Sands China Ltd.	4.875%	6/18/30	22,315	18,672
	Sands China Ltd.	3.500%	8/8/31	17,210	13,005
	Service Corp. International	4.625%	12/15/27	20,770	19,248
	Service Corp. International	5.125%	6/1/29	44,190	40,653
	Service Corp. International	3.375%	8/15/30	28,585	22,894
	Service Corp. International	4.000%	5/15/31	67,405	54,591
[3]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	33,461	29,916
[3]	Taylor Morrison Communities Inc.	5.875%	6/15/27	5,967	5,594
[3]	Taylor Morrison Communities Inc.	5.125%	8/1/30	23,777	20,036
[3]	Tempur Sealy International Inc.	3.875%	10/15/31	19,802	14,839
	Under Armour Inc.	3.250%	6/15/26	42,005	38,238
[3]	Viking Cruises Ltd.	9.125%	7/15/31	24,270	23,842
[3]	William Carter Co.	5.625%	3/15/27	12,968	12,384
[3]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.500%	3/1/25	37,777	37,072
[3]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/27	30,990	28,673
[3]	Wynn Macau Ltd.	5.500%	1/15/26	15,750	14,587
[3]	Wynn Macau Ltd.	5.500%	10/1/27	12,800	11,141
[3]	Wynn Macau Ltd.	5.125%	12/15/29	51,536	40,403
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	5.125%	10/1/29	2,872	2,452
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.125%	2/15/31	38,525	35,877
[3]	Yum! Brands Inc.	4.750%	1/15/30	39,610	35,424
	Yum! Brands Inc.	3.625%	3/15/31	64,357	52,278
	Yum! Brands Inc.	4.625%	1/31/32	18,090	15,369
					3,619,685
Consumer Staples (3.2%)
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/28	12,300	12,075
	B&G Foods Inc.	5.250%	4/1/25	17,390	16,694
	B&G Foods Inc.	5.250%	9/15/27	47,340	38,962
[3]	B&G Foods Inc.	8.000%	9/15/28	28,345	27,639
[3]	Coty Inc.	5.000%	4/15/26	2,475	2,371
[3]	Coty Inc. / HFC Prestige Products Inc. / HFC Prestige International US LLC	6.625%	7/15/30	25,020	23,950
[3]	Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC	4.750%	1/15/29	4,755	4,208
[3,4]	Darling Global Finance BV	3.625%	5/15/26	12,945	13,172
[3]	Darling Ingredients Inc.	5.250%	4/15/27	12,745	12,131
[3]	Darling Ingredients Inc.	6.000%	6/15/30	13,430	12,515
[3]	Energizer Holdings Inc.	4.750%	6/15/28	58,571	50,313
[3]	Energizer Holdings Inc.	4.375%	3/31/29	76,351	62,635
[3]	Lamb Weston Holdings Inc.	4.875%	5/15/28	5,974	5,504
[3]	Lamb Weston Holdings Inc.	4.125%	1/31/30	11,413	9,699

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Performance Food Group Inc.	6.875%	5/1/25	10,425	10,393
[3]	Performance Food Group Inc.	5.500%	10/15/27	96,710	90,490
[3]	Performance Food Group Inc.	4.250%	8/1/29	54,854	46,488
[3]	Post Holdings Inc.	5.750%	3/1/27	8,810	8,405
[3]	Post Holdings Inc.	5.625%	1/15/28	86,750	80,575
[3]	Post Holdings Inc.	5.500%	12/15/29	46,461	41,211
[3]	Post Holdings Inc.	4.625%	4/15/30	55,173	46,294
[3]	Post Holdings Inc.	4.500%	9/15/31	39,590	32,135
[3]	United Natural Foods Inc.	6.750%	10/15/28	17,592	13,746
[3]	US Foods Inc.	6.875%	9/15/28	2,254	2,213
[3]	US Foods Inc.	4.625%	6/1/30	18,913	16,160
[3]	US Foods Inc.	7.250%	1/15/32	19,181	18,845
					698,823
Energy (10.8%)
	Apache Corp.	4.875%	11/15/27	33,110	30,509
	Apache Corp.	4.375%	10/15/28	2,625	2,344
	Apache Corp.	4.250%	1/15/30	23,875	20,894
	Apache Corp.	5.250%	2/1/42	10,349	7,855
	Apache Corp.	5.350%	7/1/49	9,087	6,602
[3]	Baytex Energy Corp.	8.500%	4/30/30	9,625	9,545
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.625%	12/15/25	9,330	9,342
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	11,960	11,639
	Buckeye Partners LP	4.350%	10/15/24	4,850	4,664
[3]	Buckeye Partners LP	4.125%	3/1/25	50,184	47,854
	Buckeye Partners LP	3.950%	12/1/26	21,628	19,723
	Buckeye Partners LP	4.125%	12/1/27	23,220	20,183
[3]	Buckeye Partners LP	4.500%	3/1/28	88,628	77,562
[3]	Chesapeake Energy Corp.	5.875%	2/1/29	17,045	16,052
[3]	Chesapeake Energy Corp.	6.750%	4/15/29	21,240	20,814
[3]	Civitas Resources Inc.	8.625%	11/1/30	11,895	12,107
[3]	Civitas Resources Inc.	8.750%	7/1/31	24,510	24,748
[3]	CNX Resources Corp.	6.000%	1/15/29	6,825	6,267
[3]	CNX Resources Corp.	7.375%	1/15/31	16,440	15,775
	Continental Resources Inc.	4.375%	1/15/28	21,625	19,923
[3]	Continental Resources Inc.	5.750%	1/15/31	14,430	13,387
	Continental Resources Inc.	4.900%	6/1/44	51,284	36,264
[3]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	14,908	14,767
[3]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/30	12,600	12,265
[3]	DT Midstream Inc.	4.125%	6/15/29	95,524	82,190
[3]	DT Midstream Inc.	4.375%	6/15/31	121,695	101,179
[3]	Earthstone Energy Holdings LLC	8.000%	4/15/27	30,495	30,909
[3]	Earthstone Energy Holdings LLC	9.875%	7/15/31	14,580	15,721
[3]	Enerflex Ltd.	9.000%	10/15/27	35,885	32,540
[3]	EnLink Midstream LLC	5.625%	1/15/28	27,875	26,287
	EnLink Midstream LLC	5.375%	6/1/29	28,150	25,789
[3]	EnLink Midstream LLC	6.500%	9/1/30	27,820	26,724
	EnLink Midstream Partners LP	4.150%	6/1/25	27,661	26,601
	EnLink Midstream Partners LP	4.850%	7/15/26	27,144	25,586
	EnLink Midstream Partners LP	5.050%	4/1/45	34,405	24,908
	EnLink Midstream Partners LP	5.450%	6/1/47	25,380	19,062
	EQM Midstream Partners LP	4.000%	8/1/24	8,934	8,708
[3]	EQM Midstream Partners LP	6.000%	7/1/25	62,191	61,004
	EQM Midstream Partners LP	4.125%	12/1/26	11,328	10,522
[3]	EQM Midstream Partners LP	7.500%	6/1/27	3,760	3,735
[3]	EQM Midstream Partners LP	6.500%	7/1/27	61,070	59,647
	EQM Midstream Partners LP	5.500%	7/15/28	30,727	28,691

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	EQM Midstream Partners LP	4.500%	1/15/29	34,140	29,915
[3]	EQM Midstream Partners LP	7.500%	6/1/30	3,860	3,799
[3]	EQM Midstream Partners LP	4.750%	1/15/31	90,662	75,933
	Genesis Energy LP / Genesis Energy Finance Corp.	6.500%	10/1/25	4,116	4,033
[3]	Hess Midstream Operations LP	4.250%	2/15/30	2,225	1,912
[3]	Matador Resources Co.	6.875%	4/15/28	37,900	37,169
[3]	Noble Finance II LLC	8.000%	4/15/30	61,580	61,791
	Occidental Petroleum Corp.	5.550%	3/15/26	7,040	6,944
	Occidental Petroleum Corp.	3.200%	8/15/26	3,125	2,873
	Occidental Petroleum Corp.	3.000%	2/15/27	9,320	8,384
	Occidental Petroleum Corp.	6.375%	9/1/28	5,115	5,149
	Occidental Petroleum Corp.	6.125%	1/1/31	12,223	11,916
	Ovintiv Inc.	7.200%	11/1/31	2,757	2,778
	Ovintiv Inc.	7.375%	11/1/31	26,708	27,477
	Ovintiv Inc.	6.500%	8/15/34	10,685	10,220
	Ovintiv Inc.	6.500%	2/1/38	14,250	13,221
[3]	Permian Resources Operating LLC	5.375%	1/15/26	2,655	2,551
[3]	Permian Resources Operating LLC	7.750%	2/15/26	2,540	2,540
[3]	Permian Resources Operating LLC	6.875%	4/1/27	10,465	10,256
[3]	Permian Resources Operating LLC	5.875%	7/1/29	64,319	60,022
[3]	Permian Resources Operating LLC	7.000%	1/15/32	16,235	15,810
	Range Resources Corp.	8.250%	1/15/29	14,335	14,697
[3]	Range Resources Corp.	4.750%	2/15/30	56,221	50,003
[3]	Rockies Express Pipeline LLC	4.950%	7/15/29	4,050	3,580
[3]	Rockies Express Pipeline LLC	4.800%	5/15/30	3,250	2,722
[3]	Rockies Express Pipeline LLC	7.500%	7/15/38	4,100	3,764
[3]	Seadrill Finance Ltd.	8.375%	8/1/30	4,810	4,796
	SM Energy Co.	6.750%	9/15/26	23,350	22,929
	SM Energy Co.	6.625%	1/15/27	1,295	1,265
	SM Energy Co.	6.500%	7/15/28	14,800	14,254
	Southwestern Energy Co.	5.375%	2/1/29	25,600	23,685
	Southwestern Energy Co.	5.375%	3/15/30	71,313	65,418
	Southwestern Energy Co.	4.750%	2/1/32	36,707	31,567
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	60,590	58,421
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	11,360	10,766
[3]	Sunoco LP / Sunoco Finance Corp.	7.000%	9/15/28	9,705	9,468
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/29	32,920	28,526
	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/30	51,930	44,535
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	12,795	12,743
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	22,100	19,579
[3]	Transocean Inc.	11.500%	1/30/27	2,870	2,985
[3]	Transocean Inc.	8.750%	2/15/30	79,952	79,822
[3]	Transocean Titan Financing Ltd.	8.375%	2/1/28	12,422	12,450
[3]	Valaris Ltd.	8.375%	4/30/30	40,527	39,802
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	62,200	51,892
[3]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	23,783	22,437
[3]	Venture Global Calcasieu Pass LLC	4.125%	8/15/31	66,555	53,615
[3]	Venture Global Calcasieu Pass LLC	3.875%	11/1/33	39,990	30,299
[3]	Venture Global LNG Inc.	8.125%	6/1/28	5,585	5,422
[3]	Venture Global LNG Inc.	9.500%	2/1/29	18,063	18,321
[3]	Venture Global LNG Inc.	8.375%	6/1/31	52,540	50,143
[3]	Viper Energy Partners LP	7.375%	11/1/31	8,920	8,901
[3]	Weatherford International Ltd.	8.625%	4/30/30	55,350	55,968
	Western Midstream Operating LP	3.950%	6/1/25	4,070	3,915
	Western Midstream Operating LP	4.650%	7/1/26	24,081	23,063
	Western Midstream Operating LP	4.750%	8/15/28	4,715	4,384

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Western Midstream Operating LP	4.050%	2/1/30	2,205	1,909
	Western Midstream Operating LP	5.450%	4/1/44	13,155	10,101
	Western Midstream Operating LP	5.300%	3/1/48	16,703	12,473
	Western Midstream Operating LP	5.250%	2/1/50	6,288	4,623
					2,380,824
Financials (6.0%)
[3]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/29	85,650	70,237
[3]	Acrisure LLC / Acrisure Finance Inc.	6.000%	8/1/29	14,200	11,464
[3]	AerCap Global Aviation Trust	6.500%	6/15/45	125,005	122,611
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co.	6.750%	4/15/28	38,525	36,635
[3]	Avolon Holdings Funding Ltd.	5.250%	5/15/24	50,695	50,295
[3]	Compass Group Diversified Holdings LLC	5.250%	4/15/29	13,305	11,379
[3]	Enact Holdings Inc.	6.500%	8/15/25	45,900	45,092
[3]	FirstCash Inc.	4.625%	9/1/28	18,915	16,630
[3]	FirstCash Inc.	5.625%	1/1/30	14,515	12,933
[3]	Freedom Mortgage Corp.	12.000%	10/1/28	30,500	30,605
[3]	Freedom Mortgage Corp.	12.250%	10/1/30	30,500	30,520
[3]	GGAM Finance Ltd.	7.750%	5/15/26	14,975	14,863
[3]	GGAM Finance Ltd.	8.000%	6/15/28	22,475	22,190
[3]	goeasy Ltd.	4.375%	5/1/26	29,748	26,924
[3]	HUB International Ltd.	7.000%	5/1/26	5,900	5,749
[3]	HUB International Ltd.	5.625%	12/1/29	19,965	17,214
[3]	HUB International Ltd.	7.250%	6/15/30	74,650	73,017
[3]	Intesa Sanpaolo SpA	5.017%	6/26/24	27,090	26,587
[3]	Intesa Sanpaolo SpA	5.710%	1/15/26	53,100	50,403
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	14,704	12,911
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	21,410	17,256
[3]	Macquarie Airfinance Holdings Ltd.	8.125%	3/30/29	17,035	16,786
	MGIC Investment Corp.	5.250%	8/15/28	14,730	13,596
[3]	Nationstar Mortgage Holdings Inc.	5.500%	8/15/28	22,500	19,871
[3]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	82,619	67,145
[3]	Nationstar Mortgage Holdings Inc.	5.750%	11/15/31	31,919	26,426
	Navient Corp.	6.125%	3/25/24	6,200	6,170
	Navient Corp.	5.875%	10/25/24	3,725	3,644
	Navient Corp.	6.750%	6/15/26	910	864
	Navient Corp.	4.875%	3/15/28	9,301	7,699
	Navient Corp.	5.500%	3/15/29	48,340	39,237
	Navient Corp.	9.375%	7/25/30	8,885	8,376
	Navient Corp.	5.625%	8/1/33	6,576	4,480
	OneMain Finance Corp.	6.125%	3/15/24	13,579	13,547
	OneMain Finance Corp.	7.125%	3/15/26	99,246	96,448
	OneMain Finance Corp.	3.500%	1/15/27	20,735	17,553
	OneMain Finance Corp.	3.875%	9/15/28	36,560	29,049
	OneMain Finance Corp.	9.000%	1/15/29	29,099	28,382
	OneMain Finance Corp.	4.000%	9/15/30	28,880	21,153
[3]	Park Aerospace Holdings Ltd.	5.500%	2/15/24	4,970	4,941
[3]	PennyMac Financial Services Inc.	5.375%	10/15/25	38,913	37,043
[3]	PennyMac Financial Services Inc.	4.250%	2/15/29	30,140	24,613
[3]	PennyMac Financial Services Inc.	5.750%	9/15/31	3,885	3,184
	Radian Group Inc.	4.500%	10/1/24	45,300	44,146
	Radian Group Inc.	6.625%	3/15/25	3,250	3,218
	Radian Group Inc.	4.875%	3/15/27	22,275	20,729
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	1,945	1,695

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/29	4,870	3,960
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.875%	3/1/31	12,180	9,415
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	4.000%	10/15/33	975	717
[3]	United Wholesale Mortgage LLC	5.500%	11/15/25	17,200	16,392
[3]	United Wholesale Mortgage LLC	5.750%	6/15/27	24,350	22,192
[3]	United Wholesale Mortgage LLC	5.500%	4/15/29	3,800	3,179
					1,321,365
Health Care (8.1%)
[3]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	26,060	24,085
[3]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	23,232	20,814
[3,4]	Avantor Funding Inc.	2.625%	11/1/25	77,060	78,110
[3]	Avantor Funding Inc.	4.625%	7/15/28	58,690	52,344
[3]	Avantor Funding Inc.	3.875%	11/1/29	4,230	3,539
[3]	Bausch & Lomb Escrow Corp.	8.375%	10/1/28	55,898	55,554
[3]	Bausch Health Cos. Inc.	5.500%	11/1/25	19,675	17,027
[3]	Catalent Pharma Solutions Inc.	5.000%	7/15/27	24,770	22,128
[3,4]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	45,735	39,601
[3]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	19,369	15,334
[3]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	44,752	35,138
[3]	Charles River Laboratories International Inc.	4.250%	5/1/28	22,589	20,104
[3]	Charles River Laboratories International Inc.	3.750%	3/15/29	16,385	13,882
[3]	Charles River Laboratories International Inc.	4.000%	3/15/31	16,245	13,264
[3]	CHS/Community Health Systems Inc.	8.000%	3/15/26	16,690	15,267
[3]	CHS/Community Health Systems Inc.	5.625%	3/15/27	85,570	69,907
[3]	CHS/Community Health Systems Inc.	8.000%	12/15/27	2,925	2,485
[3]	CHS/Community Health Systems Inc.	6.000%	1/15/29	19,614	14,862
[3]	CHS/Community Health Systems Inc.	5.250%	5/15/30	29,280	20,796
[3]	CHS/Community Health Systems Inc.	4.750%	2/15/31	22,760	15,308
[3]	DaVita Inc.	3.750%	2/15/31	31,580	22,713
[3]	Fortrea Holdings Inc.	7.500%	7/1/30	13,371	12,925
[3,4]	Grifols SA	2.250%	11/15/27	42,955	39,504
[3]	Grifols SA	4.750%	10/15/28	14,355	12,030
	HCA Inc.	5.875%	2/15/26	2,245	2,225
	HCA Inc.	5.875%	2/1/29	16,720	16,195
	HCA Inc.	3.500%	9/1/30	23,880	19,764
[3]	Hologic Inc.	3.250%	2/15/29	45,365	38,095
[3]	IQVIA Inc.	5.000%	10/15/26	46,310	44,154
[3]	IQVIA Inc.	5.000%	5/15/27	95,232	89,783
[3,4]	IQVIA Inc.	2.250%	1/15/28	36,995	34,242
[3,4]	IQVIA Inc.	2.875%	6/15/28	61,595	57,678
[3]	IQVIA Inc.	6.500%	5/15/30	23,630	22,925
[3]	Jazz Securities DAC	4.375%	1/15/29	22,850	19,861
[3]	LifePoint Health Inc.	11.000%	10/15/30	9,041	8,510
[3]	Medline Borrower LP	3.875%	4/1/29	148,808	125,583
[3]	Medline Borrower LP	5.250%	10/1/29	77,159	65,698
[3]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	103,261	89,207
[3]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	5.125%	4/30/31	58,065	45,372
[3]	Owens & Minor Inc.	4.500%	3/31/29	16,645	13,419
[3]	Owens & Minor Inc.	6.625%	4/1/30	53,987	47,397
[3]	Prestige Brands Inc.	5.125%	1/15/28	18,350	16,945
[3]	Prestige Brands Inc.	3.750%	4/1/31	5,398	4,294
[3]	Star Parent Inc.	9.000%	10/1/30	13,962	13,872
[3]	Teleflex Inc.	4.250%	6/1/28	34,312	30,341

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tenet Healthcare Corp.	4.875%	1/1/26	13,025	12,496
	Tenet Healthcare Corp.	5.125%	11/1/27	8,670	8,011
	Tenet Healthcare Corp.	4.625%	6/15/28	14,205	12,647
	Tenet Healthcare Corp.	6.125%	10/1/28	39,180	36,247
	Tenet Healthcare Corp.	4.250%	6/1/29	10,405	8,915
	Tenet Healthcare Corp.	4.375%	1/15/30	27,970	23,685
	Tenet Healthcare Corp.	6.125%	6/15/30	56,250	52,175
[3]	Tenet Healthcare Corp.	6.750%	5/15/31	58,115	55,202
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	45,030	39,544
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	8,850	8,015
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	35,135	33,603
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	15,195	13,222
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	13,128	12,918
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	22,096	21,865
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	6,145	3,697
					1,784,523
Industrials (8.9%)
[3]	Air Canada	3.875%	8/15/26	45,780	41,675
[3]	Allison Transmission Inc.	5.875%	6/1/29	2,340	2,170
[3]	Allison Transmission Inc.	3.750%	1/30/31	1,461	1,159
[3]	American Airlines Inc.	7.250%	2/15/28	10,312	9,601
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	24,767	24,083
[3,7]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	32,172	29,019
[3]	Aramark Services Inc.	5.000%	4/1/25	65,662	64,249
[3]	Aramark Services Inc.	5.000%	2/1/28	44,167	40,511
[3]	BWX Technologies Inc.	4.125%	6/30/28	29,906	26,427
[3]	BWX Technologies Inc.	4.125%	4/15/29	49,453	42,732
[3]	Chart Industries Inc.	7.500%	1/1/30	6,290	6,180
[3]	Chart Industries Inc.	9.500%	1/1/31	8,690	8,953
[3]	Clean Harbors Inc.	4.875%	7/15/27	48,605	45,363
[3]	Clean Harbors Inc.	5.125%	7/15/29	25,851	23,263
[3]	Clean Harbors Inc.	6.375%	2/1/31	20,716	19,718
[3]	Covanta Holding Corp.	4.875%	12/1/29	37,100	29,025
	Delta Air Lines Inc.	3.750%	10/28/29	7,545	6,415
[3]	Emerald Debt Merger Sub LLC	6.625%	12/15/30	121,477	115,654
[3]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	83,972	67,612
[3]	Garda World Security Corp.	7.750%	2/15/28	3,670	3,528
[3]	Gates Global LLC / Gates Corp.	6.250%	1/15/26	23,814	23,272
[3]	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.	5.750%	1/20/26	86,335	63,774
[3]	Herc Holdings Inc.	5.500%	7/15/27	153,422	144,354
[4]	Loxam SAS	2.875%	4/15/26	19,380	18,744
[4]	Loxam SAS	3.750%	7/15/26	14,790	14,499
[3]	Moog Inc.	4.250%	12/15/27	6,260	5,665
[3]	Mueller Water Products Inc.	4.000%	6/15/29	6,225	5,334
[3,4]	Q-Park Holding I BV	1.500%	3/1/25	27,330	27,808
[3,4]	Q-Park Holding I BV	2.000%	3/1/27	26,765	24,348
[3]	Ritchie Bros Holdings Inc.	6.750%	3/15/28	5,325	5,248
[3]	Ritchie Bros Holdings Inc.	7.750%	3/15/31	5,252	5,272
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	9,610	8,156
[3]	Rolls-Royce plc	3.625%	10/14/25	24,995	23,513
[3]	Rolls-Royce plc	5.750%	10/15/27	39,450	37,393
[3]	Sensata Technologies BV	5.625%	11/1/24	13,135	13,022
[3]	Sensata Technologies BV	5.000%	10/1/25	52,750	51,362
[3]	Sensata Technologies Inc.	4.375%	2/15/30	12,765	10,769
[3]	Sensata Technologies Inc.	3.750%	2/15/31	43,118	34,516
[3]	Spirit AeroSystems Inc.	7.500%	4/15/25	29,438	29,362
	Spirit AeroSystems Inc.	3.850%	6/15/26	1,960	1,812

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Spirit AeroSystems Inc.	9.375%	11/30/29	56,861	58,412
[3,4]	TK Elevator Midco GmbH	4.375%	7/15/27	20,249	19,324
[3]	TK Elevator US Newco Inc.	5.250%	7/15/27	35,331	32,163
[3]	TopBuild Corp.	3.625%	3/15/29	1,940	1,623
[3]	TopBuild Corp.	4.125%	2/15/32	9,025	7,157
[3]	TransDigm Inc.	6.250%	3/15/26	81,630	79,814
	TransDigm Inc.	5.500%	11/15/27	16,970	15,812
[3]	TransDigm Inc.	6.750%	8/15/28	98,530	95,758
	TransDigm Inc.	4.625%	1/15/29	82,491	71,072
	TransDigm Inc.	4.875%	5/1/29	21,053	18,273
[3]	TransDigm Inc.	6.875%	12/15/30	41,280	39,933
[3]	Triumph Group Inc.	9.000%	3/15/28	20,763	20,095
[3]	United Airlines Inc.	4.375%	4/15/26	38,846	36,130
[3]	United Airlines Inc.	4.625%	4/15/29	50,975	43,097
[7]	United Airlines Pass Through Trust Class A Series 2020-1	5.875%	4/15/29	18,711	18,342
	United Rentals North America Inc.	5.500%	5/15/27	27,616	26,654
	United Rentals North America Inc.	4.875%	1/15/28	66,256	61,556
	United Rentals North America Inc.	5.250%	1/15/30	5,110	4,673
	United Rentals North America Inc.	4.000%	7/15/30	35,560	29,890
	United Rentals North America Inc.	3.875%	2/15/31	46,504	38,206
	United Rentals North America Inc.	3.750%	1/15/32	56,825	45,211
[3]	WESCO Distribution Inc.	7.125%	6/15/25	15,830	15,853
[3]	WESCO Distribution Inc.	7.250%	6/15/28	905	900
[3]	Williams Scotsman Inc.	7.375%	10/1/31	20,315	20,036
[3]	Williams Scotsman International Inc.	4.625%	8/15/28	12,035	10,698
					1,966,242
Materials (8.5%)
[3]	Advanced Drainage Systems Inc.	5.000%	9/30/27	2,435	2,286
[3]	Advanced Drainage Systems Inc.	6.375%	6/15/30	18,336	17,376
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	26,400	21,559
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/29	19,652	14,737
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	6,300	6,072
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	41,525	36,651
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	52,682	38,330
[3]	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc.	5.250%	8/15/27	13,308	9,690
[3]	Arsenal AIC Parent LLC	8.000%	10/1/30	21,765	21,492
[3]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	3,330	2,264
	ATI Inc.	7.250%	8/15/30	30,100	28,991
[3]	Avient Corp.	7.125%	8/1/30	57,080	55,155
[3]	Axalta Coating Systems LLC	3.375%	2/15/29	54,059	44,557
	Ball Corp.	5.250%	7/1/25	12,680	12,483
	Ball Corp.	4.875%	3/15/26	25,000	24,084
[4]	Ball Corp.	1.500%	3/15/27	68,205	64,637
	Ball Corp.	6.875%	3/15/28	25,010	24,971
	Ball Corp.	6.000%	6/15/29	34,070	32,631
	Ball Corp.	2.875%	8/15/30	13,655	10,644
	Ball Corp.	3.125%	9/15/31	975	754
[3]	Berry Global Inc.	4.500%	2/15/26	52,709	49,695
[3]	Berry Global Inc.	4.875%	7/15/26	22,330	21,287
[3]	Berry Global Inc.	5.625%	7/15/27	8,005	7,650
[3]	Canpack SA / Canpack US LLC	3.125%	11/1/25	8,385	7,679

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Canpack SA / Canpack US LLC	3.875%	11/15/29	7,690	5,993
	Celanese US Holdings LLC	6.350%	11/15/28	14,950	14,596
	Celanese US Holdings LLC	6.550%	11/15/30	15,025	14,437
	Celanese US Holdings LLC	6.700%	11/15/33	15,100	14,336
	Chemours Co.	5.375%	5/15/27	25,240	22,869
[3]	Chemours Co.	5.750%	11/15/28	25,435	21,513
[3]	Chemours Co.	4.625%	11/15/29	38,721	29,940
[3]	Cleveland-Cliffs Inc.	6.750%	3/15/26	24,153	24,059
[3]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/29	24,725	22,462
[3]	Clydesdale Acquisition Holdings Inc.	8.750%	4/15/30	2,910	2,321
	Commercial Metals Co.	4.125%	1/15/30	8,740	7,376
	Commercial Metals Co.	3.875%	2/15/31	2,885	2,338
	Commercial Metals Co.	4.375%	3/15/32	19,045	15,340
[3]	Constellium SE	5.875%	2/15/26	10,026	9,674
[3]	Constellium SE	5.625%	6/15/28	22,629	20,698
[3]	Constellium SE	3.750%	4/15/29	36,000	29,613
	Crown Americas LLC	5.250%	4/1/30	25,415	23,001
	Crown Americas LLC / Crown Americas Capital Corp. V	4.250%	9/30/26	10,184	9,626
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	12,455	12,015
[3,4]	Crown European Holdings SA	2.875%	2/1/26	31,200	31,577
[3]	Element Solutions Inc.	3.875%	9/1/28	42,212	35,924
[3]	FMG Resources August 2006 Pty Ltd.	5.875%	4/15/30	21,375	19,158
[3]	FMG Resources August 2006 Pty Ltd.	4.375%	4/1/31	44,053	35,508
[3]	FMG Resources August 2006 Pty Ltd.	6.125%	4/15/32	21,227	18,751
	Graphic Packaging International LLC	4.125%	8/15/24	18,940	18,532
[3]	Graphic Packaging International LLC	4.750%	7/15/27	7,870	7,351
[3]	Graphic Packaging International LLC	3.500%	3/15/28	71,362	62,716
[3]	Graphic Packaging International LLC	3.500%	3/1/29	10,705	8,980
[3]	Graphic Packaging International LLC	3.750%	2/1/30	15,803	12,998
[3]	Hudbay Minerals Inc.	6.125%	4/1/29	30,156	27,093
[3]	Ingevity Corp.	3.875%	11/1/28	935	766
[3]	Kaiser Aluminum Corp.	4.625%	3/1/28	11,598	9,670
[3]	Kaiser Aluminum Corp.	4.500%	6/1/31	11,879	8,777
[3]	NOVA Chemicals Corp.	5.250%	6/1/27	26,509	22,500
[3]	Novelis Corp.	3.250%	11/15/26	40,425	36,032
[3]	Novelis Corp.	4.750%	1/30/30	53,965	45,938
[3]	Novelis Corp.	3.875%	8/15/31	47,047	36,780
[3]	OCI NV	4.625%	10/15/25	22,514	21,423
	Olin Corp.	5.125%	9/15/27	5,575	5,146
[3]	Olympus Water US Holding Corp.	7.125%	10/1/27	11,505	10,672
[3]	Olympus Water US Holding Corp.	4.250%	10/1/28	27,538	21,972
[3]	Olympus Water US Holding Corp.	9.750%	11/15/28	41,620	40,675
[3]	Olympus Water US Holding Corp.	6.250%	10/1/29	4,875	3,690
[3]	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	42,000	40,961
[3]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	26,440	25,153
[3]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	14,265	13,054
[3]	Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC	4.000%	10/15/27	15,475	13,613
[3]	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc.	4.375%	10/15/28	4,765	4,073
[3]	Sealed Air Corp.	4.000%	12/1/27	6,025	5,358
[3]	Sealed Air Corp.	6.125%	2/1/28	9,285	8,831
[3]	Sealed Air Corp.	5.000%	4/15/29	13,129	11,692
[3]	Sealed Air Corp.	6.875%	7/15/33	3,745	3,529
	Silgan Holdings Inc.	4.125%	2/1/28	8,800	7,835
[4]	Silgan Holdings Inc.	2.250%	6/1/28	43,070	38,482

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	SNF Group SACA	3.125%	3/15/27	16,730	14,778
[3]	Standard Industries Inc.	5.000%	2/15/27	14,735	13,626
[3]	Standard Industries Inc.	4.750%	1/15/28	31,779	28,479
[3]	Standard Industries Inc.	4.375%	7/15/30	53,906	44,101
[3]	Standard Industries Inc.	3.375%	1/15/31	72,685	54,980
[3,4]	Trivium Packaging Finance BV	3.750%	8/15/26	16,095	15,357
[3]	Trivium Packaging Finance BV	5.500%	8/15/26	62,555	56,774
[3]	Trivium Packaging Finance BV	8.500%	8/15/27	1,178	984
[3]	Tronox Inc.	4.625%	3/15/29	44,100	34,625
[3]	Windsor Holdings III LLC	8.500%	6/15/30	29,775	29,178
[3]	WR Grace Holdings LLC	5.625%	8/15/29	11,196	8,677
[3]	WR Grace Holdings LLC	7.375%	3/1/31	9,080	8,417
					1,883,068
Real Estate (1.5%)
[3]	Cushman & Wakefield US Borrower LLC	8.875%	9/1/31	22,130	20,990
[3]	Greystar Real Estate Partners LLC	7.750%	9/1/30	5,775	5,673
[3]	Iron Mountain Inc.	4.875%	9/15/27	36,420	33,414
[3]	Iron Mountain Inc.	5.250%	3/15/28	910	833
[3]	Iron Mountain Inc.	7.000%	2/15/29	37,900	36,782
[3]	Iron Mountain Inc.	4.875%	9/15/29	58,106	50,638
[3]	Iron Mountain Inc.	5.250%	7/15/30	29,500	25,615
[3]	Iron Mountain Inc.	4.500%	2/15/31	11,180	9,153
[3]	Iron Mountain Inc.	5.625%	7/15/32	7,825	6,686
[3]	Iron Mountain Information Management Services Inc.	5.000%	7/15/32	429	351
	MPT Operating Partnership LP / MPT Finance Corp.	5.000%	10/15/27	3,640	2,820
	MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/29	25,640	17,818
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	17,340	10,547
	SBA Communications Corp.	3.875%	2/15/27	11,065	10,091
	SBA Communications Corp.	3.125%	2/1/29	10,805	8,957
[3]	VICI Properties LP / VICI Note Co. Inc.	5.625%	5/1/24	1,900	1,888
[3]	VICI Properties LP / VICI Note Co. Inc.	4.250%	12/1/26	63,058	58,233
[3]	VICI Properties LP / VICI Note Co. Inc.	3.750%	2/15/27	9,724	8,755
[3]	VICI Properties LP / VICI Note Co. Inc.	4.625%	12/1/29	14,375	12,438
					321,682
Technology (7.2%)
[3]	AthenaHealth Group Inc.	6.500%	2/15/30	74,058	60,364
[3]	Black Knight InfoServ LLC	3.625%	9/1/28	51,266	45,723
	Block Inc.	2.750%	6/1/26	53,443	48,123
	Block Inc.	3.500%	6/1/31	9,160	7,087
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	31,874	28,971
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	27,159	23,050
[3]	Central Parent LLC / CDK Global II LLC/CDK Financing Co. Inc.	8.000%	6/15/29	14,345	14,229
[3]	Cloud Software Group Inc.	6.500%	3/31/29	10,940	9,601
[3]	Cloud Software Grp Inc.	9.000%	9/30/29	10,335	8,809
[3]	Coherent Corp.	5.000%	12/15/29	61,155	51,956
[3]	CommScope Inc.	8.250%	3/1/27	1,960	814
[3]	CommScope Inc.	7.125%	7/1/28	14,055	5,373
[3]	CommScope Technologies LLC	6.000%	6/15/25	6,315	3,809
[3]	CommScope Technologies LLC	5.000%	3/15/27	3,880	1,481
[3]	Entegris Escrow Corp.	4.750%	4/15/29	39,570	35,552
[3]	Entegris Escrow Corp.	5.950%	6/15/30	11,175	10,222
[3]	Entegris Inc.	4.375%	4/15/28	67,185	59,957
[3]	Entegris Inc.	3.625%	5/1/29	27,465	22,967

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Fair Isaac Corp.	4.000%	6/15/28	32,367	28,785
[3]	Gartner Inc.	3.625%	6/15/29	12,435	10,498
[3]	Gartner Inc.	3.750%	10/1/30	40,392	33,574
[3]	Gen Digital Inc.	5.000%	4/15/25	107,805	104,855
[3]	GTCR W-2 Merger Sub LLC	7.500%	1/15/31	48,475	47,801
[3]	Imola Merger Corp.	4.750%	5/15/29	219,885	192,014
[3]	McAfee Corp.	7.375%	2/15/30	59,647	47,696
[3]	MSCI Inc.	4.000%	11/15/29	24,320	20,926
[3]	MSCI Inc.	3.625%	9/1/30	6,790	5,620
[3]	MSCI Inc.	3.625%	11/1/31	840	667
[3]	NCR Atleos Escrow Corp.	9.500%	4/1/29	33,785	33,110
	Nokia of America Corp.	6.500%	1/15/28	56,315	53,454
	Nokia of America Corp.	6.450%	3/15/29	88,747	85,101
	Nokia OYJ	4.375%	6/12/27	13,480	12,465
	Nokia OYJ	6.625%	5/15/39	21,863	19,031
[3]	Open Text Corp.	3.875%	2/15/28	61,342	53,386
[3]	Open Text Corp.	3.875%	12/1/29	31,195	25,572
[3]	Open Text Holdings Inc.	4.125%	2/15/30	63,245	52,456
[3]	Open Text Holdings Inc.	4.125%	12/1/31	28,055	22,091
[3]	Presidio Holdings Inc.	4.875%	2/1/27	83,750	76,545
[3]	Presidio Holdings Inc.	8.250%	2/1/28	10,000	9,477
[3]	PTC Inc.	3.625%	2/15/25	15,330	14,806
[3]	PTC Inc.	4.000%	2/15/28	12,620	11,244
[3]	Seagate HDD Cayman	8.250%	12/15/29	5,380	5,477
[3]	Seagate HDD Cayman	8.500%	7/15/31	8,955	9,120
[3]	SS&C Technologies Inc.	5.500%	9/30/27	147,721	138,566
	Western Digital Corp.	4.750%	2/15/26	16,371	15,351
[3]	Xerox Holdings Corp.	5.000%	8/15/25	3,195	2,939
[3]	Xerox Holdings Corp.	5.500%	8/15/28	22,245	17,189
					1,587,904
Utilities (2.1%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	31,676	30,407
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875%	8/20/26	57,552	53,958
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750%	5/20/27	34,064	31,296
[3]	AmeriGas Partners LP / AmeriGas Finance Corp.	9.375%	6/1/28	35,790	35,480
[3]	Calpine Corp.	4.500%	2/15/28	14,600	13,168
[3]	Calpine Corp.	5.125%	3/15/28	17,300	15,483
[3]	Calpine Corp.	4.625%	2/1/29	6,270	5,287
[3]	Clearway Energy Operating LLC	4.750%	3/15/28	18,731	16,776
[3]	Clearway Energy Operating LLC	3.750%	2/15/31	90,235	70,668
[3]	Clearway Energy Operating LLC	3.750%	1/15/32	16,020	12,143
	FirstEnergy Corp.	4.150%	7/15/27	17,185	15,918
[3]	NextEra Energy Operating Partners LP	4.250%	7/15/24	34,699	34,045
[3]	NextEra Energy Operating Partners LP	4.250%	9/15/24	3,532	3,334
[3]	NextEra Energy Operating Partners LP	3.875%	10/15/26	71,250	64,803
[3]	NextEra Energy Operating Partners LP	4.500%	9/15/27	14,960	13,412
[3]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/31	12,970	10,856
	TransAlta Corp.	7.750%	11/15/29	2,750	2,752
[3]	Vistra Operations Co. LLC	5.625%	2/15/27	10,829	10,191
[3]	Vistra Operations Co. LLC	4.375%	5/1/29	23,069	19,555
[3]	Vistra Operations Co. LLC	7.750%	10/15/31	6,213	5,998
					465,530
Total Corporate Bonds (Cost $21,352,144)					19,293,459

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Floating Rate Loan Interests (2.9%)
[8]	American Airlines Inc. Term Loan, TSFR3M + 4.750%	10.427%	4/20/28	29,054	29,411
[8]	Arsenal AIC Parent LLC Term Loan, TSFR1M + 4.500%	9.879%	8/18/30	8,630	8,603
[8]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	9.674%	8/19/28	6,776	6,461
[8]	Athenahealth Group Inc. Term Loan B, TSFR1M + 3.250%	8.577%	2/15/29	27,968	26,998
[8]	Belron Finance US LLC Term Loan, TSFR3M + 2.750%	8.245%	4/18/29	5,242	5,245
[8]	Brown Group Holding LLC Term Loan B, TSFR1M + 2.750%	8.074%	6/7/28	20,617	20,223
[8]	Chemours Co. Term Loan B, TSFR1M + 2.500%	8.824%	8/18/28	10,882	10,528
[8]	Clarios Global LP Term Loan, TSFR1M + 3.750%	9.074%	5/6/30	22,324	22,268
[8]	Cloud Software Group Inc. Term Loan B, TSFR3M + 4.500%	9.990%	3/30/29	33,122	31,420
[8]	CommScope Inc. Term Loan B, TSFR1M + 3.250%	8.689%	4/6/26	11,395	9,785
[8]	Cushman & Wakefield US Borrower LLC Term Loan B, TSFR1M + 4.000%	9.324%	1/31/30	13,685	13,001
[8]	DirecTV Financing LLC Term Loan, TSFR1M + 5.000%	10.325%	8/2/27	9,441	9,170
[8]	Dun & Bradstreet Corp. Term Loan B, TSFR1M + 2.750%	8.176%	2/6/26	53,124	53,048
[8]	First Student Bidco Inc. Term Loan B, TSFR3M + 3.000%	8.655%	7/21/28	17,366	16,816
[8]	First Student Bidco Inc. Term Loan C, TSFR3M + 3.000%	8.652%	7/21/28	6,514	6,308
[8,9]	GTCR W Merger Sub LLC	—%	9/20/30	17,830	17,652
[8]	HUB International Ltd. Term Loan B, TSFR3M + 4.250%	9.662%	6/20/30	33,161	33,139
[8]	IRB Holding Corp. Term Loan B, TSFR1M + 3.000%	8.424%	12/15/27	44,615	44,085
[8]	McAfee LLC Term Loan B, TSFR1M + 3.750%	9.165%	3/1/29	35,951	34,213
[8]	Medline Borrower LP Term Loan B, TSFR1M + 3.250%	8.689%	10/23/28	55,680	55,269
[8]	Mileage Plus Holdings LLC Term Loan B, TSFR3M + 5.250%	10.798%	6/21/27	25,116	25,838
[8]	NCR Atleos LLC Term Loan B, TSFR3M + 4.750	10.176%	3/27/29	13,100	12,511
[8]	NorthRiver Midstream Finance LP Term Loan B, TSFR1M + 3.000%	8.395%	8/16/30	16,175	16,116
[8]	Peraton Corp. Term Loan B, TSFR1M + 3.750%	9.174%	2/1/28	16,427	16,085
[8]	PetSmart LLC Term Loan B, TSFR1M + 3.750%	9.169%	2/11/28	5,000	4,936
[8]	SBA Senior Finance II LLC Term Loan B, TSFR1M + 1.750%	7.180%	4/11/25	21,239	21,223
[8]	SkyMiles IP Ltd. Term Loan B, TSFR3M + 3.750%	9.166%	10/20/27	37,219	38,045
[8]	SS&C Technologies Inc. Term Loan B-5, TSFR1M + 1.750%	7.189%	4/16/25	21,305	21,288
[8]	Star Parent Inc. Term Loan B, TSFR3M + 4.000%	9.386%	9/27/30	5,400	5,146
[8]	Trans Union LLC Term Loan B-6, TSFR1M + 2.250%	7.575%	12/1/28	11,428	11,404
[8]	Zayo Group Holdings Inc. Term Loan, TSFR1M + 3.000%	8.439%	3/9/27	5,360	4,506
Total Floating Rate Loan Interests (Cost $634,138)					630,741
				Shares
Temporary Cash Investments (2.9%)
Money Market Fund (0.4%)
[10]	Vanguard Market Liquidity Fund	5.420%		960,607	96,051

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Repurchase Agreements (1.8%)
Bank of America Securities, LLC (Dated 10/31/23, Repurchase Value $43,306,000, collateralized by U.S. Treasury Note/Bond 1.500%, 1/31/2027, with a value of $44,166,000)	5.300%	11/1/23	43,300	43,300
Credit Agricole Securities (Dated 10/31/23, Repurchase Value $88,713,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%, 10/15/26–1/15/30, with a value of $90,474,000)	5.280%	11/1/23	88,700	88,700
JP Morgan Securities LLC (Dated 10/31/23, Repurchase Value $14,002,000, collateralized by U.S. Treasury Bill 0.000%, 12/19/23–1/2/24, U.S. Treasury Inflation Indexed Note/Bond 5.367%–5.419%, 1/31/24–7/31/24, and U.S. Treasury Note/Bond 0.375%–6.500%, 11/15/23–8/15/49, with a value of $14,280,000)	5.290%	11/1/23	14,000	14,000
JP Morgan Securities LLC (Dated 10/31/23, Repurchase Value $53,808,000, collateralized by U.S. Treasury Note/Bond 3.125%, 8/15/25, with a value of $54,876,000)	5.290%	11/1/23	53,800	53,800
RBC Capital Markets LLC (Dated 10/31/23, Repurchase Value $96,514,000, collateralized by U.S. Treasury Bill 0.000%, 4/11/24, and U.S. Treasury Note/Bond 0.875%–4.625%, 3/15/26–11/15/30, with a value of $98,430,000)	5.290%	11/1/23	96,500	96,500
TD Securities (USA) LLC (Dated 10/31/23, Repurchase Value $96,414,000, collateralized by Ginnie Mae 3.000%–5.500%, 9/20/51–11/20/52, with a value of $98,328,000)	5.310%	11/1/23	96,400	96,400
				392,700
U.S. Government and Agency Obligations (0.7%)
United States Treasury Bill	5.435%	1/11/24	154,075	152,465
Total Temporary Cash Investments (Cost $641,217)				641,216
Total Investments (98.0%) (Cost $23,703,870)				21,611,752
Other Assets and Liabilities—Net (2.0%)				433,109
Net Assets (100%)				22,044,861
Cost is in $000.
1	Securities with a value of $71,481,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $5,321,000 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the aggregate value was $14,823,970,000, representing 67.2% of net assets.
4	Face amount denominated in euro.
5	Face amount denominated in Canadian dollars.
6	Face amount denominated in British pounds.
7	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Represents an unsettled loan as of October 31, 2023. The coupon rate is not known until the settlement date.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2023	1,135	229,749	(818)
5-Year U.S. Treasury Note	December 2023	3,165	330,668	(1,760)
10-Year U.S. Treasury Note	December 2023	341	36,205	(385)
Ultra 10-Year U.S. Treasury Note	December 2023	506	55,067	(2,265)
Ultra Long U.S. Treasury Bond	December 2023	50	5,628	(754)
				(5,982)

Short Futures Contracts
2-Year U.S. Treasury Note	December 2023	(357)	(72,265)	68
10-Year U.S. Treasury Note	December 2023	(2,711)	(287,832)	8,683
Long U.S. Treasury Bond	December 2023	(117)	(12,804)	452
Ultra Long U.S. Treasury Bond	December 2023	(6)	(675)	3
				9,206
				3,224

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Barclays Bank plc	11/30/23	USD	77,658	CAD	107,251	287	—
Deutsche Bank AG	11/30/23	USD	671,590	EUR	635,671	—	(1,875)
Barclays Bank plc	11/30/23	USD	45,849	GBP	37,919	—	(247)
						287	(2,122)
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.
At October 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $2,518,000 and cash of $1,740,000 in connection with open forward currency contracts.
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S40-V1	6/21/28	USD	161	5.000	1	1
CDX-NA-HY-S41-V1	12/20/28	USD	638,644	5.000	401	(2,133)
					402	(2,132)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,046,336	—	1,046,336
Corporate Bonds	—	19,293,459	—	19,293,459
Floating Rate Loan Interests	—	630,741	—	630,741
Temporary Cash Investments	96,051	545,165	—	641,216
Total	96,051	21,515,701	—	21,611,752
Derivative Financial Instruments
Assets
Futures Contracts[1]	9,206	—	—	9,206
Forward Currency Contracts	—	287	—	287
Swap Contracts	707[1]	—	—	707
Total	9,913	287	—	10,200
Liabilities
Futures Contracts[1]	5,982	—	—	5,982
Forward Currency Contracts	—	2,122	—	2,122
Swap Contracts	2,839[1]	—	—	2,839
Total	8,821	2,122	—	10,943
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.